Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

NOTE 13—SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended September 30,
	2011	2010	2009
Cash paid during the period for:
Domestic and foreign income taxes	$55,062	$65,024	$40,713

Interest, net of amounts capitalized	$3,703	$1,656	$2,144

Non-cash activities:
Increase in insurance receivable related to reduction in value of spare capital equipment and inventory	$—	$—	$2,518

Increase in accounts payable and accrued liabilities related to capital expenditures	$77,164	$10,616	$7,579